Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	¥ 281,559	¥ 496,639	¥ 441,827
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	139,824	348,400	297,469
Selling and marketing expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	55,250	50,109	55,503
Research and development expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	73,816	87,012	80,279
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	¥ 12,669	¥ 11,118	¥ 8,576